Disclosure of capital items (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement [Line Items]
Cash and cash equivalents	$ 20,966	$ 19,875
Undrawn revolving credit facility	4,799	25,000
Current debt	30,310	50,841
Long-term debt	47,625	52,906
Shareholders' equity	$ 59,731	$ 461,130	$ 648,876	$ 747,985